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                 UNITED STATES SECURITIES
                  AND EXCHANGE COMMISSION               OMB APPROVAL
                  WASHINGTON, D.C. 20549
                                                        OMB Number:    3235-0456
                         FORM 24F-2                     Expires: August 31, 2000
              ANNUAL NOTICE OF SECURITIES SOLD          Estimated average burden
                    PURSUANT TO RULE 24f-2              hours per response.....1



READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


1. Name and address of issuer:
   Hartford Life and Annuity Insurance Company Separate Account One
   P.O. Box 2999
   Hartford, CT 06104-2199

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
   or classes):         / /



3. Investment Company Act File Number: 811-7426


   Securities Act File Number: 33-73568



4(a).Last day of fiscal year for which this Form is filed:

     December 31, 1999

4(b)./ / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
   REGISTRATION FEE DUE.

4(c)./ / Check box if this is the last time the issuer will be filing this Form.

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
 5. Calculation of registration fee:
(i)    Aggregate sale price of securities sold during
       the fiscal year pursuant to section 24(f):                             $ 5,777,072,279
(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:                 $ 1,867,457,889
(iii)   Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       registration fees payable to the Commission         $ 0
(iv)   Total available redemption
       credits [add Items 5(ii) and 5(iii)]:                                   $ 1,867,457,889
(v)    Net sales -- if Item 5(i) is greater than
       Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                        $ 3,909,614,390


(vi)   Redemption credits available for use in future
       years -- if Item 5(i) is less than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:               $(       )

(vii)   Multiplier for determining registration fee                                     .000264
       (See Instruction C.9):                                               X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                           =  $1,032,138




 6. Prepaid Shares

    If the response to Item 5(i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933 pursuant
    to rule 24e-2 as in effect before October 11, 1997,
    then report the amount of securities (number of shares
    or other units) deducted here: _______________. If
    there is a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining unsold at
    the end of the fiscal year for which this form is
    filed that are available for use by the issuer in
    future fiscal years, then state that number here:
    _______________.

 7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
    Instruction D):

                                                                            + $



 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                            = $  1,032,138



 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
    March 9, 2000

    Method of Delivery:

         /X/  Wire Transfer
         / /  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                     Cynthia J. McNickle.

                                     Assistant Director

Date   March 9, 2000

  *Please print the name and title of the signing officer below the signature.